OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

October 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Cash Reserves (the “Registrant”)
Reg. No. 33-23223; File No. 811-5582

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2014.

Sincerely,

/s/ Erin Powrie
------------------------------------
Erin Powrie
Assistant Vice President and
Assistant Counsel
212-323-5824
epowrie@ofiglobal.com

cc:	K&L Gates LLP
Gloria LaFond
Edward Gizzi, Esq.